Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
32.
Subsequent events

Repurchase of shares

Until the date of issuance of these consolidated financial statements, the Company has repurchased 2,652,211 Class A common shares for a total amount of USD 41,336, pursuant to the share buyback program described in note 1.3.e).

Class action lawsuits

On February 23 and February 28, 2023, respectively, DLocal Limited was named, along with several of its senior executives and/or directors, as defendant in certain putative class action lawsuits filed in the Supreme Court of the State of New York, New York County, asserting claims under Sections 11, 12, and 15 of the Securities Act of 1933 based in significant part on the short-seller report mentioned in note 1.3.e). These matters, captioned Zappia et al. v. DLocal Limited et al., Index No. 151778/2023 (Sup. Ct. N.Y. Cty.), and Hunt et al. v. DLocal Limited et al., Index No. 651058/2023 (Sup. Ct. N.Y. Cty.), allege, among other things, that the registration statement for our June 2021 initial public offering reflected certain material misstatements or omissions.

On March 3, 2023, plaintiffs in the two Actions filed a stipulation and proposed order consolidating the cases and appointing putative lead counsel, which application remains pending. The parties are in the process of discussing a proposed schedule for a likely consolidated amended complaint and responses thereto.

Due to the preliminary posture of the Actions as of the date of issuance of these consolidated financial statements, the Company is unable to evaluate the likelihood of an adverse outcome or estimate a range of potential losses. DLocal Limited intends to defend itself vigorously in these actions.